Commitments and contingencies - Additional Information (Detail) - USD ($)	4 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Rent expenses	$ 9,000	$ 500,000	$ 200,000
SafeHarborPlan [Member]
Defined benefit contribution percentage		5.00%
Defined benefit contribution amount	$ 0	$ 67,000	$ 14,000